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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                               SEC USE ONLY

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended March 31, 1999.

             (Please read instructions before preparing form.)

If amended report check here: [ ]

HANAWALT ASSOCIATES LLC
Name of Institutional Investment Manager

153 E. 53rd St. 43rd Floor        New York         NY       10022
---------------------------------------------------------------------------
Business Address   (Sreet)        (City)          (State)    (Zip)

Marietta Goldman (212) 292-6598                  Office Manager
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                 ATTENTION

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                Violations.
                 See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of April, 1999.

                             Hanawalt Associates LLC
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                             /s/ Marietta Goldman
                             -------------------------------------------
                             (Manual Signature of Person Duly Authorized
                                       to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:  Name:              13F File No.:
1.  Hanawalt Associates LLC                  6.
2.                                           7.
3.                                           8.
4.                                           9.
5.                                           10.
                                                            SEC 1685 (5/91)


                                          FORM 13F            (SEC USE ONLY)

Page_____ of _____       Name of Reporting Manager: HANAWALT ASSOCIATES LLC

      Item 1:       Item 2:   Item 3:      Item 4:       Item 5:
  Name of Issuer   Title of   CUSIP      Fair Market    Shares of
                     Class    Number        Value       Principal
                                                          Amount

Berkshire            CL A     084670108     7,497,000        105  X
Hathaway Inc
DEL

Cort Business         COM     220493100     3,642,188    157,500  X
Svcs Corp

Ethan Allen           COM     297602104     3,117,188     75,000
Interiors Inc

Heartland             COM     422347104     1,518,750    100,000
Express Inc

HON INDS              COM     438092108     4,387,500    200,000
INC

Miller Herman         COM     600544100    17,793,750    975,000
Inc

Nabisco Hldgs         CLA     629526104     6,234,375    150,000
Corp
                      COM                  79,488,750  3,102,000

COLUMN TOTALS                             123,674,500


       Item 6:                        Item 7:               Item 8
Investment Discretion                 Managers         Voting Authority
   See Instr. V                     See Instr. V           (Shares)

(a) Sole  (b) Shared-   (c) Shared-              (a) Sole  (b) Shared  (c) None
          As Defined       Other
          in Instr. V
    X                                                 X


    X                                                 X


    X                                                 X


    X                                                 X


    X                                                 X


    X                                                 X


    X                                                 X

    X                                                 X




                                                              SEC 1685 (5/91)